Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	4.12%	4.12%
One year
Two years
Three years
Four years	764,018
Five years	840,419	753,550
Beyond five years		828,905
Total undiscounted cash flows	1,604,437	1,582,455
Total operating lease liabilities	1,259,346	1,192,898
Difference between undiscounted cash flows and discounted cash flows	$ 345,091	$ 389,557
Base Station Tower [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	3.14%	3.14%
One year	$ 28,063	$ 27,679
Two years	28,063	27,679
Three years	28,063	27,679
Four years	28,063	27,679
Five years	28,063	27,679
Beyond five years		27,679
Total undiscounted cash flows	140,315	166,074
Total operating lease liabilities	130,349	151,978
Difference between undiscounted cash flows and discounted cash flows	9,966	14,096
Total Undiscounted Cash Flows [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
One year	28,063	293,445
Two years	28,063	293,445
Three years	28,063	138,415
Four years	792,081	27,679
Five years	868,482	781,229
Beyond five years		856,584
Total undiscounted cash flows	1,744,752	2,390,797
Total operating lease liabilities	1,389,695	1,952,746
Difference between undiscounted cash flows and discounted cash flows	$ 355,057	$ 438,051
Warehouse [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement		4.45%
One year		$ 265,766
Two years		265,766
Three years		110,736
Four years
Five years
Beyond five years
Total undiscounted cash flows		642,268
Total operating lease liabilities		607,870
Difference between undiscounted cash flows and discounted cash flows		$ 34,398